UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549
                                  FORM 13F

                             FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):                   [ ]is a restatement
                     [ ]adds new holdings entries.

Institutional Investment Manager Filing the Report:
                       Name:       Hudson Valley Investment Advisors, LLC
                       Address:   117 Grand Street
                                           P.O. Box 268
                                           Goshen, NY 10924
                      13F File Number:28-12105

The institutional investment manager, filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered intergal


Person Signing this Report on Behalf of Reporting Manager:

Name:                           Michael M. Rundle
Title:                          Chief Compliance Officer
Phone:                          845-294-6127
Signature,              Place,                          and Date of Signing:
Michael M. Rundle          Goshen, New York                March 31, 2009
Report Type (Check only one.):
                                [X]     13F HOLDING REPORT.
                                [ ]     13F NOTICE.
                                [ ]     13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		65
Form 13F Information Table Value Total:		$68,754

List of Other Included Managers:


No. 13F File Number				Name

   Form 13F Information Table
					                   VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER	       VOTING AUTHORITY
   NAME OF ISSUER	       TITLE OF CLASS	 CUSIP	  (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS       SOLE    SHARED    NONE

3M COMPANY		       COM		885794101      324     6510 SH	     SOLE	              6510        0      0
AT & T INC		       COM		00206R102      828    32862 SH	     SOLE		     32862        0      0
AUTO DATA PROCESSING	       COM		053015103      949    26987 SH	     SOLE		     26987        0      0
BANK AMERICA CORP	       COM		060505104     1007   147688 SH 	     SOLE		    147688        0      0
BANK OF NY MELLON CORP	       COM		064058100     1079    38204 SH	     SOLE		     38204        0      0
BERKSHIRE BANCP INC DEL	       COM		084597202      441   110074 SH	     SOLE		    110074        0      0
BEST BUY INC		       COM		086516101     1454    38299 SH	     SOLE		     38299        0      0
BP AMOCO PLC		       COM		055622104     1778    44327 SH	     SOLE		     44327        0      0
BRISTOL-MYERS SQUIBB CO	       COM		110122108     1602    73079 SH	     SOLE		     73079        0      0
BURLINGTON NTHN SANTA FE       COM		12189T104      380     6311 SH	     SOLE		      6311        0      0
C V S CORP DEL		       COM		126650100     1784    64900 SH	     SOLE		     64900        0      0
CARDINAL HEALTH INC	       COM		14149Y108     1075    34140 SH	     SOLE		     34140        0      0
CHEVRONTEXACO CORP	       COM		166764100     2391    35553 SH	     SOLE		     35553        0      0
CHUBB CORPORATION	       COM		171232101     1633    38596 SH	     SOLE		     38596        0      0
CISCO SYSTEMS INC	       COM		17275R102     2007   119660 SH       SOLE		    119660        0      0
CITIGROUP		       COM		172967101       71    28061 SH	     SOLE		     28061        0      0
CITRIX SYSTEMS INC	       COM		177376100     1036    45775 SH	     SOLE		     45775        0      0
COMMERCIAL METALS CO	       COM		201723103      686    59352 SH	     SOLE		     59352        0      0
CONOCOPHILLIPS 		       COM		20825c104      785    20047 SH	     SOLE		     20047	  0	 0
CORNING INC		       COM		219350105      165    12428 SH	     SOLE		     12428	  0	 0
COVIDIEN LTD		       COM		G2552X108      452    13609 SH	     SOLE		     13609	  0	 0
DOW CHEMICAL COMPANY	       COM		260543103       99    11695 SH	     SOLE		     11695	  0	 0
E M C CORP MASS		       COM		268648102      518    45395 SH	     SOLE		     45395        0      0
EMERSON ELECTRIC CO	       COM		291011104     1464    51231 SH	     SOLE		     51231        0      0
EXXON MOBIL CORPORATION	       COM		30231G102     3697    54282 SH	     SOLE		     54282        0      0
GENERAL ELECTRIC COMPANY       COM		369604103     1243   122952 SH	     SOLE		    122952        0      0
GOLDMAN SACHS GROUP INC	       COM		38141G104     1091    10295 SH	     SOLE		     10295        0      0
GREATER HUDSON BANK	       COM		391868106       41    10200 SH	     SOLE		     10200        0      0
HALLIBURTON COMPANY	       COM		406216101     1286    83108 SH	     SOLE		     83108        0      0
HOME DEPOT INC		       COM		437076102     1845    78312 SH	     SOLE		     78312        0      0
INTEGRATED ENVR TECH LTD       COM              45821F108        2    39123 SH       SOLE                    39123        0      0
INTEL CORP		       COM		458140100     1878   124972 SH       SOLE		    124972        0      0
INTL BUSINESS MACHINES	       COM		459200101      601     6201 SH	     SOLE		      6201        0      0
INTL FLAVOR & FRAGRANCES       COM		459506101      486    15950 SH	     SOLE		     15950        0      0
JOHNSON & JOHNSON	       COM		478160104     3602    68474 SH	     SOLE		     68474        0      0
JP MORGAN CHASE & CO	       COM		46625H100     1156    43475 SH	     SOLE		     43475        0      0
KRAFT FOODS INC		       COM		50075N104      683    30630 SH	     SOLE		     30630        0      0
M D U RESOURCES GROUP INC      COM		552690109      195    12054 SH	     SOLE		     12054        0      0
MCDONALDS CORPORATION	       COM		580135101      350     6412 SH	     SOLE		      6412        0      0
MEDCOHEALTH SOLUTIONS	       COM		58405U102     1128    27298 SH	     SOLE		     27298        0      0
METLIFE INC		       COM		59156R108      482    21164 SH	     SOLE	             21164        0      0
MICROSOFT CORP		       COM		594918104     2020   109947 SH       SOLE		    109947        0      0
NABORS INDS INC		       COM		G6359F103      537    53800 SH	     SOLE		     53800        0      0
NEW YORK COMNTY BANCORP	       COM		649445103      117    10480 SH	     SOLE		     10480	  0	 0
NORTHROP GRUMMAN CORP	       COM		666807102      288     6600 SH	     SOLE                     6600        0      0
ORACLE CORPORATION	       COM		68389X105     2946   163005 SH       SOLE		    163005        0      0
PEPSICO INCORPORATED	       COM		713448108     2074    40287 SH	     SOLE		     40287        0      0
PFIZER INCORPORATED	       COM		717081103     1586   116445 SH	     SOLE		    116445        0      0
PNC FINANCIAL SERVICES	       COM		693475105      248     8461 SH	     SOLE		      8461        0      0
PRECISION CASTPARTS CORP       COM		740189105      550     9175 SH	     SOLE		      9175        0      0
PROCTER & GAMBLE CO	       COM		742718109     1915    40676 SH	     SOLE		     40676        0      0
PROVIDENT NEW YORK BANCORP     COM		744028101     1146   134074 SH	     SOLE	                 0        0 134074
REPUBLIC SERVICES INC	       COM		760759100      347    20250 SH	     SOLE		     20250        0      0
SARA LEE CORP		       COM		803111103      315    38950 SH	     SOLE		     38950        0      0
SUPERVALU INC		       COM		868536103      463    32395 SH	     SOLE 		     32395        0      0
SYSCO CORPORATION	       COM		871829107      847    37170 SH	     SOLE		     37170        0      0
THE CHARLES SCHWAB CORP	       COM		808513105     1121    72300 SH	     SOLE		     72300        0      0
THERMO ELECTRON CORP	       COM		883556102     1861    52165 SH	     SOLE		     52165        0      0
TIME WARNER INC		       COM		00184A105      337    39957 SH	     SOLE		     39957        0      0
TYCO INTL LTD NEW	       COM		902124106      301    15371 SH	     SOLE		     15371        0      0
VERIZON COMMUNICATIONS	       COM		92343V104     2069    68524 SH	     SOLE		     68524        0      0
WAL-MART STORES INC	       COM		931142103     2347    45050 SH	     SOLE		     45050        0      0
WATERFORD WEDGEWOOD   	       COM		G94697102        0    16000 SH 	     SOLE		     16000	  0	 0
WATSON PHARMACEUTICALS	       COM		942683103     1392    44750 SH	     SOLE		     44750        0      0
WELLS FARGO  & CO NEW	       COM		949746101      156    10981 SH	     SOLE		     10981        0      0